Tax (Tables)	12 Months Ended
Dec. 31, 2018
Details of current and deferred taxes
Details of current and deferred taxes
in	2018	2017	2016
Current and deferred taxes (CHF million)
Switzerland	135	82	133
Foreign	426	421	501
Current income tax expense	561	503	634
Switzerland	479	244	(125)
Foreign	321	1,994	(68)
Deferred income tax expense/(benefit)	800	2,238	(193)
Income tax expense	1,361	2,741	441
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(28)	(24)	(6)
Cumulative translation adjustment	(7)	1	(4)
Unrealized gains/(losses) on securities	(5)	1	1
Actuarial gains/(losses)	(102)	172	136
Net prior service credit/(cost)	(33)	(32)	10
Share-based compensation and treasury shares	1	3	104

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2018	2017	2016
Income/(loss) before taxes (CHF million)
Switzerland	1,924	1,736	2,111
Foreign	1,448	57	(4,377)
Income/(loss) before taxes	3,372	1,793	(2,266)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	742	394	(499)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	107	(110)	(498)
Non-deductible amortization of other intangible assets and goodwill impairment	3	0	1
Other non-deductible expenses	457	354	1,540
Additional taxable income	5	0	87
Lower taxed income	(190)	(276)	(219)
(Income)/loss taxable to noncontrolling interests	12	7	(11)
Changes in tax law and rates	(2)	2,095	145
Changes in deferred tax valuation allowance	(106)	123	76
Change in recognition of outside basis difference	(32)	(19)	218
Tax deductible impairments of Swiss subsidiary investments	(65)	88	(68)
(Windfall tax benefits) /shortfall tax charges on share-based compensation	10	91	–
Other	420	(6)	(331)
Income tax expense	1,361	2,741	441

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2018	2017
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	957	1,103
Loans	192	330
Investment securities	1,986	1,039
Provisions	582	441
Derivatives	62	97
Real estate	285	337
Net operating loss carry-forwards	6,227	6,829
Goodwill and intangible assets	518	696
Other	198	135
Gross deferred tax assets before valuation allowance	11,007	11,007
Less valuation allowance	(4,021)	(4,279)
Gross deferred tax assets net of valuation allowance	6,986	6,728
Compensation and benefits	(426)	(512)
Loans	(87)	(36)
Investment securities	(1,170)	(197)
Provisions	(369)	(520)
Business combinations	(1)	(1)
Derivatives	(214)	(154)
Real estate	(60)	(54)
Other	(154)	(126)
Gross deferred tax liabilities	(2,481)	(1,600)
Net deferred tax assets	4,505	5,128
of which deferred tax assets	4,943	5,522
of which net operating losses	1,647	2,213
of which deductible temporary differences	3,296	3,309
of which deferred tax liabilities	(438)	(394)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2018	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	108
Due to expire within 2 to 5 years	6,658
Due to expire within 6 to 10 years	1,404
Due to expire within 11 to 20 years	6,798
Amount due to expire	14,968
Amount not due to expire	18,631
Total net operating loss carry-forwards	33,599

Movements in the valuation allowance
Movements in the valuation allowance
in	2018	2017	2016
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,279	4,188	3,905
Net changes	(258)	91	283
Balance at end of period	4,021	4,279	4,188

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2018	2017	2016
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	242	314	391
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital [2]	–	–	(110)
1 Calculated at the statutory tax rate before valuation allowance considerations.
2
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are recognized in the consolidated statements of operations and no longer in additional paid-in capital.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2018	2017	2016
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	481	410	369
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	10	131	52
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(2)	(104)	(43)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	112	117	17
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(73)	(2)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(4)	(3)	(7)
Other (including foreign currency translation)	(23)	3	24
Balance at end of period	574	481	410
of which, if recognized, would affect the effective tax rate	574	481	410
Interest and penalties
in	2018	2017	2016
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(28)	29	2
Interest and penalties recognized in the consolidated balance sheets	87	115	86

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2018	2017	2016
Current and deferred taxes (CHF million)
Switzerland	126	76	135
Foreign	416	420	499
Current income tax expense	542	496	634
Switzerland	266	285	(167)
Foreign	326	2,000	(67)
Deferred income tax expense/(benefit)	592	2,285	(234)
Income tax expense	1,134	2,781	400
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(28)	(24)	(6)
Cumulative translation adjustment	(7)	1	(4)
Unrealized gains/(losses) on securities	(5)	1	1
Actuarial gains/(losses)	7	(7)	87
Share-based compensation and treasury shares	0	0	106

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2018	2017	2016
Income/(loss) before taxes (CHF million)
Switzerland	1,927	1,648	1,955
Foreign	929	(95)	(4,444)
Income/(loss) before taxes	2,856	1,553	(2,489)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	628	342	(548)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	89	(92)	(559)
Non-deductible amortization of other intangible assets and goodwill impairment	3	0	1
Other non-deductible expenses	455	354	1,533
Additional taxable income	5	0	87
Lower taxed income	(187)	(272)	(216)
(Income)/loss taxable to noncontrolling interests	10	7	(10)
Changes in tax law and rates	(2)	2,095	145
Changes in deferred tax valuation allowance	(115)	88	76
Change in recognition of outside basis difference	(32)	(12)	211
Tax deductible impairments of Swiss subsidiary investments	(65)	88	(68)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	10	91	–
Other	335	92	(252)
Income tax expense	1,134	2,781	400

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2018	2017
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	944	1,095
Loans	192	330
Investment securities	1,986	1,039
Provisions	582	441
Derivatives	65	96
Real estate	278	333
Net operating loss carry-forwards	6,142	6,762
Goodwill and intangible assets	497	664
Other	197	127
Gross deferred tax assets before valuation allowance	10,883	10,887
Less valuation allowance	(3,957)	(4,224)
Gross deferred tax assets net of valuation allowance	6,926	6,663
Compensation and benefits	(257)	(278)
Loans	(87)	(36)
Investment securities	(1,170)	(197)
Provisions	(368)	(519)
Business combinations	(1)	(1)
Derivatives	(214)	(154)
Real estate	(56)	(54)
Other	(154)	(119)
Gross deferred tax liabilities	(2,307)	(1,358)
Net deferred tax assets	4,619	5,305
of which deferred tax assets	4,887	5,457
of which net operating losses	1,632	2,200
of which deductible temporary differences	3,255	3,257
of which deferred tax liabilities	(268)	(152)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2018	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	106
Due to expire within 2 to 5 years	6,545
Due to expire within 6 to 10 years	828
Due to expire within 11 to 20 years	6,798
Amount due to expire	14,277
Amount not due to expire	18,618
Total net operating loss carry-forwards	32,895

Movements in the valuation allowance
Movements in the valuation allowance
in	2018	2017	2016
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,224	4,168	3,898
Net changes	(267)	56	270
Balance at end of period	3,957	4,224	4,168

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2018	2017	2016
Tax benefits (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	236	310	390
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital [2]	–	–	(110)
1 Calculated at the statutory tax rate before valuation allowance considerations.
2
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are recognized in the consolidated statements of operations and no longer in additional paid-in capital.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2018	2017	2016
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	481	401	360
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	10	131	52
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(2)	(95)	(43)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	112	117	17
Decreases in unrecognized tax benefits relating to settlements with tax authorities	0	(73)	(2)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(4)	(3)	(7)
Other (including foreign currency translation)	(23)	3	24
Balance at end of period	574	481	401
of which, if recognized, would affect the effective tax rate	574	481	401
Interest and penalties
in	2018	2017	2016
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	(28)	30	2
Interest and penalties recognized in the consolidated balance sheets	87	115	85